Consolidated Income Statements - EUR (€) € in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit (loss) [abstract]
Net sales	€ 20,187	€ 19,790	€ 42,997
Other revenues	1,358	1,005	2,392
Cost of sales	(6,347)	(6,130)	(13,695)
Gross profit	15,198	14,665	31,694
Research and development expenses	(3,193)	(3,147)	(6,706)
Selling and general expenses	(5,182)	(4,953)	(10,492)
Other operating income	617	416	1,969
Other operating expenses	(1,422)	(1,204)	(2,531)
Amortization of intangible assets	(1,035)	(910)	(2,053)
Impairment of intangible assets	(15)	(87)	454
Fair value remeasurement of contingent consideration	(26)	(17)	27
Restructuring costs and similar items	(547)	(792)	(1,336)
Other gains and losses, and litigation	(73)	(142)	(370)
Operating income	4,322	3,829	10,656
Financial expenses	(370)	(189)	(440)
Financial income	286	34	206
Income before tax and investments accounted for using the equity method	4,238	3,674	10,422
Income tax expense	(730)	(495)	(2,006)
Share of profit/(loss) from investments accounted for using the equity method	(52)	58	68
Net income	3,456	3,237	8,484
Net income attributable to non-controlling interests	26	53	113
Net income attributable to equity holders of Sanofi	€ 3,430	€ 3,184	€ 8,371
Average number of shares outstanding (in shares)	1,249.9	1,250.0	1,251.9
Average number of shares after dilution (in shares)	1,254.5	1,255.3	1,256.9
Basic earnings per share (in euros per share)	€ 2.74	€ 2.55	€ 6.69
Diluted earnings per share (in euros per share)	€ 2.73	€ 2.54	€ 6.66